SIGNIFICANT ACCOUNTING POLICIES (Components Of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 131
Other comprehensive income	323
Amounts reclassified from accumulated other comprehensive income	(204)
Net current-period other comprehensive income (loss)	119	$ (257)	$ (332)
Ending balance	250	131
Unrealized gains on marketable securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	273
Other comprehensive income	129
Amounts reclassified from accumulated other comprehensive income	(154)
Net current-period other comprehensive income (loss)	(25)
Ending balance	248	273
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(114)
Other comprehensive income	93
Amounts reclassified from accumulated other comprehensive income
Net current-period other comprehensive income (loss)	93
Ending balance	(21)	(114)
Unrealized gains (losses) on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(28)
Other comprehensive income	194
Amounts reclassified from accumulated other comprehensive income	(143)
Net current-period other comprehensive income (loss)	51
Ending balance	$ 23	$ (28)